UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Tax-Exempt New York Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.3%
New York 95.6%
Albany, NY, Industrial Development Agency, Davies Office Refurbishing, AMT, 3.58% *, 2/1/2017, HSBC Bank USA NA (a)	390,000	390,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 3.61% *, 9/15/2015, Societe Generale (a)	1,300,000	1,300,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%, 6/29/2006	1,750,000	1,756,684
Long Island, NY, Power Authority, Electric System Revenue:
Series D, 3.52% *, 12/1/2029 (b)	1,000,000	1,000,000
Series 3A, 3.55% *, 5/1/2033, JPMorgan Chase Bank (a)	200,000	200,000
Nassau, NY, Health Care Corp. Revenue, Series 2004-C1, 3.48% *, 8/1/2029 (b)	100,000	100,000
New York, Metropolitan Transportation Authority Revenue:
Series B-16, 144A, 3.53% *, 11/15/2027	900,000	900,000
Series 1040, 144A, 3.54% *, 11/15/2020 (b)	200,000	200,000
Series 848-D, 144A, 3.55% *, 11/15/2021 (b)	299,000	299,000
New York, State Dormitory Authority Revenue:
Series A-09, 144A, 2.78% *, 5/15/2031 (b)	1,000,000	1,000,000
Series 1997, 3.09%, 1/12/2006	500,000	500,000
Series B09, 144A, 3.53% *, 3/15/2023 (b)	350,000	350,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, North Shore, Long Island Jewish, Series A, 3.47% *, 11/1/2034, Citibank NA (a)	650,000	650,000
New York, State General Obligation, Series B, 2.9% *, 3/15/2030, Dexia Credit Local FRNC (a)	400,000	400,000
New York, State Housing Finance Agency Revenue:
Series A, AMT, 3.41% *, 5/1/2029	300,000	300,000
Series E-39, AMT, 3.61% *, 11/15/2031	2,200,000	2,200,000
New York, State Housing Finance Agency Revenue, 521 West 42nd St. Apartments, Series A, AMT, 3.48% *, 11/1/2034, KeyBank NA (a)	774,000	774,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.54% *, 11/1/2028 (b)	1,040,000	1,040,000
New York, State Power Authority:
3.07%, 1/18/2006	1,000,000	1,000,000
3.1%, 1/11/2006	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.54% *, 3/15/2025 (b)	1,320,000	1,320,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 3.56% *, 6/1/2021 (b)	400,000	400,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-2, 3.55% *, 1/1/2032	1,200,000	1,200,000
New York, Triborough Bridge & Tunnel Authority, Special Obligation, Series A, 3.52% *, 1/1/2031 (b)	155,000	155,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.55% *, 12/1/2034, Allied Irish Bank PLC (a)	3,200,000	3,200,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Lycee Francais de New York Project, Series B, 3.7% *, 6/1/2032, JPMorgan Chase Bank (a)	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series PT-2114, 144A, 3.54% *, 12/15/2011	260,000	260,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 1A, 3.52% *, 11/1/2022	240,000	240,000
Series 1D, 3.7% *, 11/1/2022	200,000	200,000
Series 1C, 3.75% *, 11/1/2022	200,000	200,000

New York City, NY, Transitional Finance Authority, Star Certificate, Series 2003-7, 144A, 3.54% *, 2/1/2029	1,500,000	1,500,000
New York, NY, General Obligation:
Series H-3, 3.5% *, 3/1/2034, Bank of New York (a)	100,000	100,000
Series A-3, 3.52% *, 8/1/2031, BNP Paribas (a)	300,000	300,000
Series 1010, 144A, 3.55% *, 8/1/2013 (b)	720,000	720,000
Series II R-4066, 144A, 3.55% *, 11/1/2015 (b)	650,000	650,000
Series E-2, 3.7% *, 8/1/2034, Bank of America NA (a)	200,000	200,000
Series B5, 3.75% *, 8/15/2022 (b)	695,000	695,000
Series E5, 3.75% *, 8/1/2015, JPMorgan Chase Bank (a)	200,000	200,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 3.54% *, 6/1/2027 (b)	1,550,000	1,550,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 3.59% *, 9/1/2021, KeyBank NA (a)	730,000	730,000
Oneida Indian Nation, NY, Revenue Bond, 3.45% *, 10/1/2032, Bank of America NA (a)	465,000	465,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.59% *, 11/1/2025, HSBC Bank PLC (a)	300,000	300,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.58% *, 3/1/2025, Wilber National Bank (a)	375,000	375,000
Port Authority of New York & New Jersey, Special Obligation Revenue, Versatile Structure Obligation, Series 6, AMT, 3.8% *, 12/1/2017	500,000	500,000
Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.48% *, 10/30/2035, Citizens Bank NA (a)	1,000,000	1,000,000
Sachem, NY, Holbrook Central School District, Tax Anticipation Notes, 3.75%, 6/22/2006	1,500,000	1,507,366
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.59% *, 2/1/2021, KeyBank NA (a)	350,000	350,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Seneca Meadows, Inc. Project, 3.56% *, 10/1/2035, Bank of America NA (a)	1,000,000	1,000,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.54% *, 9/1/2015, KeyBank NA (a)	670,000	670,000

		35,847,050
Puerto Rico 3.7%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	200,000	200,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.53% *, 7/1/2020 (b)	795,000	795,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.55% *, 12/1/2030	400,000	400,000

		1,395,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 37,242,050)	99.3	37,242,050
Other Assets and Liabilities, Net	0.7	259,770

Net Assets	100.0	37,501,820

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	10.7
Financial Guaranty Insurance Co.	2.3
Financial Security Assurance, Inc.	10.6
MBIA Corporation	4.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006